RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS
Schedule of Related Party Balances and Transactions

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Online education technical and consulting services:
Online Education School of Dongbei University of Finance and Economics	46,459	54,576	62,202
Online Education School of Renmin University of China	56,758	47,389	47,138
Online Education School of Chongqing University	57,175	70,149	86,028
Online Education School of China Agricultural University	49,068	49,394	44,231
Online Education School of Beijing Language and Culture University	33,531	39,042	39,712
Online Education School of Central University of Finance and Economics	2,834	2,284	3,467
Online Education School of Guangxi Radio and TV University	251	1,585	340
Online Education School of Fujian Radio and TV University	3,747	5,191	5,792
Zhejiang Normal University	—	2,192	2,505
Shanghai Normal University	—	—	144
Total	249,823	271,802	291,559

Deferred revenues associated with services provided to related parties were as follows:

	As of December 31,
	2012	2013
	RMB	RMB
Online Education School of Dongbei University of Finance and Economics	14,616	11,692
Online Education School of Renmin University of China	11,431	12,133
Online Education School of Chongqing University	18,385	19,506
Online Education School of China Agricultural University	11,018	13,738
Online Education School of Beijing Language and Culture University	10,005	10,392
Online Education School of Guangxi Radio and TV University	76	55
Online Education School of Fujian Radio and TV University	150	193
	65,681	67,709

As of December 31, 2012 and 2013, the following balances were due from related parties:

	As of December 31,
	2012	2013
	RMB	RMB
Schools owned by the noncontrolling shareholders of the Company’s subsidiaries:
Online Education School of Dongbei University of Finance and Economics (i)	31,272	30,910
Online Education School of Renmin University of China (i)	71,361	46,081
Online Education School of Chongqing University (i)(ii)	107,396	143,059
Online Education School of China Agricultural University of China (i)	72,768	102,778
Online Education School of Beijing Language and Culture University (i)	14,133	13,418
Online Education School of Guangxi Radio and TV University (i)	325	521
Online Education School of Fujian Radio and TV University (i)	2,920	5,350
Zhejiang Normal University	1,988	1,516
Shanghai Normal University	—	117
Online Education School of Central University of Finance and Economics (i)	—	220
	302,163	343,970

(i)                                     The fees for services provided to the online schools are collected on a periodic basis.  The excess amount of revenue recognized over the cash collection is recorded as amounts due from related parties.

(ii)                                  The amounts due from Online Education School of Chongqing University includes RMB 41,979 of amounts due from related party-non-current as of December 31, 2012.

All of the amounts due from related parties are unsecured and non-interest bearing.  The Group expects the amounts to be received within the next 12 months.

As of December 31, 2012 and 2013, the following balances were due to related parties:

	As of December 31,
	2012	2013
	RMB	RMB
Entity managed by management of the Group:
The Fourth Middle School of Anqing (ii)	1,926	1,853
Parent company of a noncontrolling shareholder:
Rendashiji Technology Development Co., Ltd.(iii)	522	8,199
Schools owned by the noncontrolling shareholders of the Company’s subsidiaries:
Online Education School of Dongbei University of Finance and Economics (i)	32,018	39,259
Online Education School of Chongqing University (i)	268	1,257
Online Education School of Central University of Finance and Economics (i)	226	220
Online Education School of China Agricultural University of China (i)	355	321
Online Education School of Guangxi Radio and TV University (i)	—	40
Online Education School of Fujian Radio and TV University (i)	46	47
Online Education School of Beijing Language and Culture University (i)	—	728
Zhejiang Normal University (i)	146	175
	35,507	52,099

(i)                                     The amounts represented cash collected on behalf of the related parties.

(ii)                                  The amount primarily represents royalty fees to be paid.

(iii)                               The amount represents dividend declared but not paid as of December 31, 2013.